Pension and Postretirement Expense Level 4 (Details) - Weighted Average Allocations of Plan Assets	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Equity Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	29.00%	35.00%
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	19.00%	22.00%
Defined Benefit Plan, Target Plan Asset Allocations	21.00%
Debt Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	59.00%	52.00%
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Debt Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	79.00%	75.00%
Defined Benefit Plan, Target Plan Asset Allocations	79.00%
Cash and Cash Equivalents [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	12.00%	13.00%
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Cash and Cash Equivalents [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%	3.00%
Defined Benefit Plan, Target Plan Asset Allocations	0.00%